Summary of significant accounting policies (Effect of change in estimate) (Details) - USD ($)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Effect of change in estimate:
Gross profit	$ 170,489,099	$ 126,199,427
Net income/(loss)	$ 16,538,924	$ 32,644,969
Basic	$ 0.13	$ 0.24
Diluted	$ 0.13	$ 0.23
Certain Real Estate Development Projects [Member]
Effect of change in estimate:
Percentage completion	33.70%
Certain Real Estate Development Projects [Member] | Contracts Accounted for under Percentage of Completion [Member]
Effect of change in estimate:
Gross profit	$ 21,200,000
Net income/(loss)	$ 15,900,000
Basic	$ 0.12
Diluted	$ 0.12